RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2019	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product development expenses		$ 9,243	$ 0	$ 28,181	$ 27,041
Revenue recognized		$ 14,981	$ 84,871	$ 32,238	$ 411,433	$ 416,897	$ 1,358,675
Operating expenses						0	19,825
Amount paid related services provided to director						0	6,000
Recruiter.com Mauritius [Member]
Revenue recognized						$ 53,950	36,181
Opptly [Member]
Operating expenses							$ 19,825
Monthly License Fee	$ 5,000
Recruiter Annual Fee	$ 1,995